Subsequent events (Details) BRL in Thousands, $ in Millions	Jan. 29, 2018 BRL	Dec. 10, 2017 USD ($)	Dec. 10, 2017 BRL
Advance payments on contracts | BNDES | Forestry and industrial projects
Subsequent events
Prepayments on contracts	BRL 909,000
Advance payments on contracts | BNDES | TJLP | Forestry and industrial projects
Subsequent events
Interest rate basis	TJLP
Advance payments on contracts | BNDES | TJLP | Forestry and industrial projects | Minimum
Subsequent events
Interest rate margin	2.42%
Advance payments on contracts | BNDES | TJLP | Forestry and industrial projects | Maximum
Subsequent events
Interest rate margin	4.65%
Advance payments on contracts | BNDES | UMBNDES | Forestry and industrial projects
Subsequent events
Interest rate basis	UMBNDES
Advance payments on contracts | BNDES | UMBNDES | Forestry and industrial projects | Minimum
Subsequent events
Interest rate margin	2.42%
Advance payments on contracts | BNDES | UMBNDES | Forestry and industrial projects | Maximum
Subsequent events
Interest rate margin	2.48%
Advance payments on contracts | BNDES | Fixed | Forestry and industrial projects
Subsequent events
Interest rate basis	Fixed
Interest rate	6.00%
Export credits (prepayment) | Fibria International Trade GmbH
Subsequent events
Contracted amount		$ 170	BRL 547,723
Term of contract		5 years
Export credits (prepayment) | LIBOR | Fibria International Trade GmbH
Subsequent events
Interest rate basis		quarterly LIBOR
Interest rate margin		1.15%	1.15%
Hiring of port services
Subsequent events
Estimated amount of investment	BRL 700,000